RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING [Text Block]
5.	RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

For the year ended December 31, 2013, the Company carried out a number of transactions with related parties in the normal course of business. These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.

The following are related party transactions and amounts owing at December 31, 2013 that are not otherwise disclosed elsewhere:

	a)	The Company paid management fees of $240,210 (2012 - $256,858 ; 2011 - $256,327) to companies controlled by officers for the year ended December 31, 2013.

	b)	The Company recorded stock-based compensation of $3,972 (2012 - $50,004 ; 2011 - $131,118) as consulting fees paid to directors and officers for the year ended December 31, 2013.

c)

As of December 31, 2013, amounts owing to related parties consists of $4,534,392 (2012 - $2,073,965) owed to a director and companies controlled by a director, and $12,889 (2012 - $18,815) owed to a company controlled by an officer. The amounts owed are unsecured, non-interest bearing and due on demand.

	d)	Interest expensed by the Company relating to notes payable due to a company with a common director amounted to $Nil (2012 - $Nil ; 2011 - $27,945) for the year ended December 31, 2013.